Stock-Based Compensation - Summary of Fair value of Stock Option Grants (Details) - Two Thousand And Eighteen Stock Plan [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation [Line Items]
Risk free interest	0.99%	1.42%
Dividend yield	0.00%	0.00%
Expected volatility	103.59%	81.60%
Expected life (years)	6 years 1 month 9 days	5 years 2 months 8 days